Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
For more information, please refer to our Stock Vested table each year in
—Executive Compensation
for the value realized by NEOs on the vesting of these awards, if any.

Year	Summary Compensation Table Total for PEO (a)	“Compensation Actually Paid” to PEO ($) (a)(b)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (c)	Average “Compensation Actually Paid” to Non-PEO Named Executive Officers ($) (b)(c)	Value of Initial Fixed $100 Investment Based on: (d)		Net Income ($000s) (e)	ROE (%)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)

2022	31,609,420	26,749,650 (f)	22,702,390	23,602,465 (g)	160	118	11,261,000	10.2

2021	39,545,072	96,228,443 (h)	21,385,543	43,553,528 (i)	173	132	21,635,000	23.0

2020	23,940,657	29,092,114 (j)	15,395,032	15,395,189 (k)	117	98	9,459,000	11.1

(a)	As Chairman and CEO in each of 2022, 2021 and 2020, Mr. Solomon was our principal executive o fficer (PEO) u nder SEC rules.

(b)
The dollar amounts reported in the “Compensation Actually Paid to PEO” column and the “Average Compensation Actually Paid to
Non-PEO
Named Executive Officers” column represent the amount of “compensation actually paid” to our PEO and the “average compensation actually paid” to our non-PEO
NEOs, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
While the SEC rules require us to disclose these amounts, they do not correlate to actual amounts that will or may be paid to our NEOs. The actual amounts that will or may be paid to each NEO will be determined following the completion of the applicable performance period based upon the actual achievement over such performance period.

The SEC rules require fair values to be calculated. Fair values were calculated as follows:

With respect to outstanding PSUs for which the performance period has not been completed, fair value was calculated by estimating probable performance based upon both actual performance for the firm and Peers to date under the terms of such award and target future performance. With respect to outstanding SVC Awards for which the performance period has not been completed, fair value was calculated to reflect estimated level of achievement against absolute and relative thresholds, based upon the probability of achieving the award’s goals.

Fair Values as of December 31, 2022
. Fair value of the 2021 Year-End PSUs as of December 31, 2022 was determined by multiplying approximately 117% of the target number of PSUs by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022 and including an approximately 6% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the 2021 Year-End U.K. PSUs as of December 31, 2022 was determined by multiplying approximately 117% of the target number of PSUs by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022 and including an approximately 13% liquidity discount to reflect both the transfer restrictions on the Common Stock underlying these PSUs and the lack of dividend equivalent rights. Fair value of the 2020 Year-End PSUs as of December 31, 2022 was determined by multiplying approximately 133% of the target number of PSUs by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022 and including an approximately 8% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the 2019 Year-End PSUs as of December 31, 2022 was determined by multiplying 150% of the target number of PSUs by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022 and including an approximately 8% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the SVC Awards as of December 31, 2022 is determined by multiplying the target number of SVC awards by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022, and applying an approximately 36% discount related to the probability of achieving the award’s goals, and an approximately 7% discount to reflect the impact of transfer restrictions on the shares underlying these awards. Fair value of the 2020 Year-End RSUs as of December 31, 2022 was determined by multiplying the aggregate number of RSUs by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022 and including an approximately 12% liquidity discount to reflect the transfer restrictions on the Common Stock underlying 50% of these RSUs that vested on December 31, 2022 and an approximately 9% liquidity discount to reflect the transfer restrictions on the Common Stock underlying 50% of these RSUs that remained outstanding as of December 31, 2022. Fair value of Ms. Ruemmler’s April 2020 RSUs as of December 31, 2022 was determined by multiplying the aggregate number of RSUs by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022.

Fair Values as of December 31, 2021
. Fair value of the 2020 Year-End PSUs as of December 31, 2021 was determined by multiplying approximately 117% of the target number of PSUs by $382.55, the closing price per share of Common Stock on the NYSE on December 31, 2021 and including an approximately 9% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the 2019 Year-End PSUs as of December 31, 2021 was determined by multiplying 150% of the target number of PSUs by $382.55, the closing price per share of Common Stock on the NYSE on December 31, 2021 and including an approximately 9% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the 2018 Year-End PSUs as of December 31, 2021 was determined by multiplying 150% of the target number of PSUs by $382.55, the closing price per share of Common Stock on the NYSE on December 31, 2021 and including an approximately 9% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the SVC Awards as of December 31, 2021 is determined by multiplying the target number of SVC awards by $382.55, the closing price per share of Common Stock on the NYSE on December 31, 2021, and applying an approximately 43% discount related to the probability of achieving the award’s goals, and an approximately 7% discount to reflect the impact of transfer restrictions on the shares underlying these awards. Fair value of the 2020 Year-End RSUs as of December 31, 2021 was determined by multiplying the aggregate number of RSUs by $382.55, the closing price per share of Common Stock on the NYSE on December 31, 2021 and including an approximately 15% liquidity discount to reflect the transfer restrictions on the Common Stock underlying one-third of these RSUs that vested on December 31, 2021 and an approximately 12% liquidity discount to reflect the transfer restrictions on the Common Stock underlying two-thirds of these RSUs that remained outstanding as of December 31, 2021. Fair value of Ms. Ruemmler’s April 2020 RSUs as of December 31, 2021 was determined by multiplying the aggregate number of RSUs by $382.55, the closing price per share of Common Stock on the NYSE on December 31, 2021.

Fair Values as of December 31, 2020
. Fair value of the 2019 Year-End PSUs as of December 31, 2020 was determined by multiplying approximately 95% of the target number of PSUs by $263.71, the closing price per share of Common Stock on the NYSE on December 31, 2020 and including an approximately 10% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the 2018 Year-End PSUs as of December 31, 2020 was determined by multiplying approximately 93% of the target number of PSUs by $263.71, the closing price per share of Common Stock on the NYSE on December 31, 2020 and including an approximately 10% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the 2017 Year-End PSUs as of December 31, 2020 was determined by multiplying 150% of the target number of PSUs by $263.71, the closing price per share of Common Stock on the NYSE on December 31, 2020 and including an approximately 10% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of Ms. Ruemmler’s April 2020 RSUs as of December 31, 2020 was determined by multiplying the aggregate number of RSUs by $263.71, the closing price per share of Common Stock on the NYSE on December 31, 2020. Fair value of the 2019 Year-End RSUs as of December 31, 2020 was determined by multiplying the aggregate number of RSUs by $263.71, the closing price per share of Common Stock on the NYSE on December 31, 2020 and including an approximately 11% liquidity discount to reflect the transfer restrictions on the Common Stock underlying these RSUs. Fair value of the 2019 Year-End Additional Base RSUs as of December 31, 2020 was determined by multiplying the aggregate number of RSUs by $263.71, the closing price per share of Common Stock on the NYSE on December 31, 2020 and including an approximately 9% liquidity discount to reflect both the transfer restrictions on the Common Stock underlying these RSUs and the lack of dividend equivalent rights. Fair value of the 2019 Year-End Base RSUs as of December 31, 2020 was determined by multiplying the aggregate number of RSUs by $263.71, the closing price per share of Common Stock on the NYSE on December 31, 2020 and including an approximately 12% liquidity discount to reflect both the transfer restrictions on the Common Stock underlying these RSUs and the lack of dividend equivalent rights. Fair value of the 2018 Year-End Additional Base RSUs as of December 31, 2020 was determined by multiplying the aggregate number of RSUs by $263.71, the closing price per share of Common Stock on the NYSE on December 31, 2020 and including an approximately 8% liquidity discount to reflect both the transfer restrictions on the Common Stock underlying these RSUs and the lack of dividend equivalent rights. Fair value of the 2018 Year-End Base RSUs as of December 31, 2020 was determined by multiplying the aggregate number of RSUs by $263.71, the closing price per share of Common Stock on the NYSE on December 31, 2020 and including an approximately 10% liquidity discount to reflect both the transfer restrictions on the Common Stock underlying these RSUs and the lack of dividend equivalent rights. Fair value of the 2017 Year-End Additional Base RSUs as of December 31, 2020 was determined by multiplying the aggregate number of RSUs by $263.71, the closing price per share of Common Stock on the NYSE on December 31, 2020 and including an approximately 7% liquidity discount to reflect both the transfer restrictions on the Common Stock underlying these RSUs and the lack of dividend equivalent rights. Fair value of the 2017 Year-End Base RSUs as of December 31, 2020 was determined by multiplying the aggregate number of

RSUs by $263.71, the closing price per share of Common Stock on the NYSE on December 31, 2020 and including an approximately 8% liquidity discount to reflect both the transfer restrictions on the Common Stock underlying these RSUs and the lack of dividend equivalent rights. Fair value of the 2016 Year-End RSUs as of December 31, 2020 was determined by multiplying the aggregate number of RSUs by $263.71, the closing price per share of Common Stock on the NYSE on December 31, 2020 and including an approximately 4% liquidity discount to reflect the transfer restrictions on the Common Stock underlying these RSUs.

Fair Values as of December 31, 2019
. Fair value of the 2018 Year-End PSUs as of December 31, 2019 was determined by multiplying approximately 107% of the target number of PSUs by $229.93, the closing price per share of Common Stock on the NYSE on December 31, 2019 and including an approximately 9% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the 2017 Year-End PSUs as of December 31, 2019 was determined by multiplying approximately 128% of the target number of PSUs by $229.93, the closing price per share of Common Stock on the NYSE on December 31, 2019 and including an approximately 9% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs.

(c)
In 2022, our non-PEO NEOs were Messrs. Waldron, Coleman and Berlinski and Ms. Ruemmler (the 2022 Other NEOs). In 2021, our non-PEO NEOs were Mr. Waldron, Stephen Scherr (our former CFO), Mr. Berlinski and Ms. Ruemmler (the 2021 Other NEOs). In 2020, our non-PEO NEOs were Messrs. Waldron and Scherr, John F.W. Rogers (Executive Vice President) and Karen Seymour (our former General Counsel) (the 2020 Other NEOs).

(d)
Reflects value of fixed $100 investment made on December 31, 2019. With respect to each of 2022, 2021 and 2020, Peer Group Total Shareholder Return reflects total shareholder return of S&P 500 Financials Index.

(e)	Information in this column reflects “Net Earnings” as reported in our 2022 Annual Report on Form 10-K as we do not use the term “Net Income.”

(f)
With respect to our PEO, using as a starting point $31,609,420, our PEO’s total compensation for 2022, as reported in our Summary Compensation Table, we: (i) deducted $22,404,343, the grant date fair value of his 2021 Year-End PSUs; (ii) added $25,922,963, the fair value of his 2021 Year-End PSUs as of December 31, 2022; (iii) added $502,941, the change in the fair value of his 2020 Year-End PSUs between December 31, 2021 and December 31, 2022; (iv) deducted $3,803,514, the change in the fair value of his 2019 Year-End PSUs between December 31, 2021 and December 31, 2022; (v) deducted $7,495,547, the change between (A) the fair value of his 2018 Year-End PSUs as of December 31, 2021 and (B) the fair value of his 2018 Year-End PSUs as of May 2, 2022, the settlement date, determined by multiplying 50% of the aggregate number of PSUs earned, representing the cash-settled portion of the award, by $323.26, the ten-day average closing price per share of Common Stock on the NYSE on April 18, 2022 – April 29, 2022, and multiplying 50% of the aggregate number of PSUs earned, representing the stock-settled portion of the award, by $305.49, the closing price per share of Common Stock on the NYSE on April 29, 2022 and, with respect to the stock-settled portion of the award, including an approximately 9% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (vi) added $368,212, the change in the fair value of his SVC Award granted in 2021 between December 31, 2021 and December 31, 2022; and (vii) added $2,049,518, the value of the dividends paid in respect of his 2018 Year-End PSUs prior to the vesting of such PSUs.

(g)
With respect to the 2022 Other NEOs, using as a starting point $22,702,390, the average total compensation for 2022 for our 2022 Other NEOs, as collectively reported in our Summary Compensation Table, we: (i) deducted $13,892,706, the average of the aggregate grant date fair values of: (A) Messrs. Waldron, Coleman and Berlinski and Ms. Ruemmler’s 2021 Year-End PSUs; (B) Messrs. Coleman and Berlinski and Ms. Ruemmler’s SVC Awards granted in 2022; and (C) Mr. Coleman’s 2021 U.K. RSUs and 2021 Year-End U.K. PSUs; (ii) added $16,781,117, the average of the fair values of: (A) Messrs. Waldron, Coleman and Berlinski and Ms. Ruemmler’s 2021 Year-End PSUs as of December 31, 2022; (B) Mr. Coleman’s 2021 Year-End U.K. PSUs as of December 31, 2022; (C) Messrs. Coleman and Berlinski and Ms. Ruemmler’s SVC Awards as of December 31, 2022; and (D) Mr. Coleman’s 2021 U.K. RSUs as of January 28, 2022, the vesting date, determined by multiplying the aggregate number of RSUs by $347.01, the closing price per share of Common Stock on January 28, 2022; (iii) deducted $2,466,267, the average of the change in the fair value of (A) Mr. Waldron and Ms. Ruemmler’s 2020 Year-End PSUs between December 31, 2021 and December 31, 2022; (B) Mr. Waldron’s 2019 Year-End PSUs between December 31, 2021 and December 31, 2022; (C) Mr. Waldron’s 2018 Year-End PSUs between December 31, 2021 and May 2, 2022, the settlement date, calculating the fair value as of May 2, 2022 by multiplying 50% of the aggregate number of PSUs earned, representing the cash-settled portion of the award, by $323.26, the ten-day average closing price per share of Common Stock on the NYSE on April 18, 2022 – April 29, 2022, and multiplying 50% of the aggregate number of PSUs earned, representing the stock-settled portion of the award, by $305.49, the closing price per share of Common Stock on the NYSE on April 29, 2022 and, with respect to the stock-settled portion of the award, including an approximately 9% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (D) Mr. Waldron’s SVC Award granted in 2021 between December 31, 2021 and December 31, 2022; (E) one-third of Ms. Ruemmler’s 2020 Year-End RSUs between December 31, 2021 and December 31, 2022; (F) one-third of Ms. Ruemmler’s 2020 Year-End RSUs between December 31, 2021 and December 31, 2022, the vesting date; (G)

two-thirds of Ms. Ruemmler’s April 2020 RSUs between December 31, 2021 and December 31, 2022; and (H) one-third of Ms. Ruemmler’s April 2020 RSUs between December 31, 2021 and December 31, 2022, the vesting date; and (iv) added $477,931, the average value of the dividends paid to: (A) Mr. Waldron in respect of his 2018 Year-End PSUs prior to the vesting of such PSUs; and (B) Ms. Ruemmler in respect of one-third of her 2020 Year-End RSUs and one-third of her April 2020 RSUs, in each case, prior to the vesting of such RSUs.

(h)
With respect to our PEO, using as a starting point $39,545,072, our PEO’s total compensation for 2021, as reported in our Summary Compensation Table, we: (i) deducted $27,380,180, the aggregate grant date fair value of his 2020 Year-End PSUs and his SVC Award granted in 2021; (ii) added $15,887,300, the fair value of his 2020 Year-End PSUs as of December 31, 2021; (iii) added $14,721,597, the fair value of his SVC Award granted in 2021 as of December 31, 2021; (iv) added $21,947,651, the change in the fair
value
of his

2019 Year-End PSUs between December 31, 2020 and December 31, 2021; (v) added $24,203,324, the change in the
fair value
of his 2018
Year-End PSUs between December 31, 2020 and December 31, 2021; (vi) added $6,218,053, the change betwee
n
(A)
t
he fair value of his 2017 Year-End PSUs as of December 31, 2020 and (B) the fair value of his 2017 Year-End PSUs as of April 29, 2021, the settlement date, determined by multiplying 50% of the aggregate number of PSUs earned, representing the cash-settled portion of the award, by $339.96, the ten-day average closing price per share of Common Stock on the NYSE on April 15, 2021 – April 28, 2021, and multiplying 50% of the aggregate number of PSUs earned, representing the stock-settled portion of the award, by $348.11, the closing price per share of Common Stock on the NYSE on April 28, 2021 and, with respect to the stock-settled portion of the award, including an approximately 9% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (vii) added $1,085,626, the value of the dividends paid in respect of the 2017 Year-End PSUs prior to the vesting of such PSUs.

(i)
With respect to the 2021 Other NEOs, using as a starting point $21,385,543, the average total compensation for 2021 for our 2021 Other NEOs, as collectively reported in our Summary Compensation Table, we: (i) deducted $9,938,515, the average of the aggregate grant date fair values of (A) Messrs. Waldron and Scherr and Ms. Ruemmler’s 2020 Year-End PSUs; (B) Mr. Berlinski and Ms. Ruemmler’s 2020 Year-End RSUs; and (C) Mr. Waldron’s SVC Award granted in 2021; (ii) added $12,878,041, the average of the fair values of: (A) Messrs. Waldron and Scherr and Ms. Ruemmler’s 2020 Year-End PSUs as of December 31, 2021; (B) Mr. Berlinski’s 2020 Year-End RSUs as of December 16, 2021, the vesting date, determined by multiplying the aggregate number of RSUs by $397.37, the closing price per share of Common Stock on December 16, 2021 and including an approximately 13% liquidity discount to reflect the transfer restrictions on the Common Stock underlying these RSUs; (C) two-thirds of Ms. Ruemmler’s 2020 Year-End RSUs as of December 31, 2021; (D) one-third of Ms. Ruemmler’s 2020 Year-End RSUs as of December 31, 2021, the vesting date; and (E) Mr. Waldron’s SVC Award as of December 31, 2021; (iii) added $19,158,876, the average of the change in the fair value of: (A) Messrs. Waldron and Scherr’s 2019 Year-End PSUs between December 31, 2020 and December 31, 2021; (B) Messrs. Waldron and Scherr’s 2018 Year-End PSUs between December 31, 2020 and December 31, 2021; (C) Mr. Berlinski’s 2019 Year-End Additional Base RSUs, 2019 Year-End Base RSUs, 2019 Year-End RSUs, 2018 Year-End Additional Base RSUs, 2018 Year-End Base RSUs, 2017 Year-End Additional Base RSUs, 2017 Year-End Base RSUs and 2016 Year-End RSUs between December 31, 2020 and December 16, 2021, in each case, the vesting date, calculating the fair value as of December 16, 2021 by multiplying the aggregate number of RSUs by $397.37, the closing price per share of Common Stock on December 16, 2021 and including liquidity discounts of approximately 8%, 12%, 12%, 7%, 10%, 6%, 7% and 5%, respectively, to reflect the transfer restrictions on the Common Stock underlying all of these RSUs and, with respect to each of the 2019 Year-End Additional Base RSUs, 2019 Year-End Base RSUs, 2018 Year-End Additional Base RSUs, 2018 Year-End Base RSUs, 2017 Year-End Additional Base RSUs and 2017 Year-End Base RSUs, the lack of dividend equivalent rights; and (D) Ms. Ruemmler’s April 2020 RSUs between December 31, 2020 and December 31, 2021; (iv) added $82,463, the average value of the dividends paid in respect of (A) Mr. Berlinski’s 2020 Year-End RSUs, 2019 Year-End RSUs and 2016 Year-End RSUs and (B) one-third of Ms. Ruemmler’s 2020 Year-End RSUs, in each case, prior to the vesting of such awards; and (v) deducted $12,880, the average aggregate change in the actuarial present value of our 2021 Other NEOs’ accumulated benefits under the GS U.K. Retirement Plan. There are no applicable service costs or prior service costs under the GS U.K. Retirement Plan.

(j)
With respect to our PEO, using as a starting point $23,940,657, our PEO’s total compensation for 2020, as reported in our Summary Compensation Table, we: (i) deducted $17,036,275, the grant date fair value of his 2019 Year-End PSUs; (ii) added $17,140,685, the fair value of his 2019 Year-End PSUs as of December 31, 2020; (iii) deducted $105,110, the change in the fair value of his 2018 Year-End PSUs between December 31, 2019 and December 31, 2020; (iv) added $5,152,349, the change in the fair value of his 2017 Year-End PSUs between December 31, 2019 and December 31, 2020; and (v) deducted $192, the aggregate change in the actuarial present value of his accumulated benefit under the GS Pension Plan. There are no applicable service costs or prior service costs under the GS Pension Plan.

(k)
With respect to the 2020 Other NEOs, using as a starting point $15,395,032, the average total compensation for 2020 for our 2020 Other NEOs, as collectively reported in our Summary Compensation Table, we: (i) deducted $8,537,653, the average of the aggregate grant date fair values of: (A) our 2020 Other NEOs’ 2019 Year-End PSUs and (B) Mr. Rogers and Ms. Seymour’s 2019 Year-End RSUs; (ii) added $8,578,097, the average fair value of: (A) our 2020 Other NEOs’ 2019 Year-End PSUs as of December 31, 2020 and (B) Mr. Rogers and Ms. Seymour’s 2019 Year-End RSUs as of January 16, 2020, the vesting date, determined by multiplying the aggregate number of RSUs by $
249.72
, the closing price per share of Common Stock on the NYSE on January 16, 2020 and including an approximately 12% liquidity discount to reflect the transfer restrictions on the Common Stock underlying these RSUs; (iii) deducted $37,370, the average change in the fair value of Messrs. Waldron and Scherr’s 2018 Year-End PSUs between December 31, 2019 and December 31, 2020; and (iv) deducted $2,917, the average aggregate change in the actuarial present value of our 2020 Other NEOs’ accumulated benefits under the GS Pension Plan. There are no applicable service costs or prior service costs under the GS Pension Plan.

Company Selected Measure Name	ROE
Named Executive Officers, Footnote [Text Block]	In 2022, our non-PEO NEOs were Messrs. Waldron, Coleman and Berlinski and Ms. Ruemmler (the 2022 Other NEOs).	In 2021, our non-PEO NEOs were Mr. Waldron, Stephen Scherr (our former CFO), Mr. Berlinski and Ms. Ruemmler (the 2021 Other NEOs).	In 2020, our non-PEO NEOs were Messrs. Waldron and Scherr, John F.W. Rogers (Executive Vice President) and Karen Seymour (our former General Counsel) (the 2020 Other NEOs).
Peer Group Issuers, Footnote [Text Block]	Reflects value of fixed $100 investment made on December 31, 2019. With respect to each of 2022, 2021 and 2020, Peer Group Total Shareholder Return reflects total shareholder return of S&P 500 Financials Index.
PEO Total Compensation Amount	$ 31,609,420	$ 39,545,072	$ 23,940,657
PEO Actually Paid Compensation Amount	$ 26,749,650	$ 96,228,443	$ 29,092,114
Adjustment To PEO Compensation, Footnote [Text Block]
(f)
With respect to our PEO, using as a starting point $31,609,420, our PEO’s total compensation for 2022, as reported in our Summary Compensation Table, we: (i) deducted $22,404,343, the grant date fair value of his 2021 Year-End PSUs; (ii) added $25,922,963, the fair value of his 2021 Year-End PSUs as of December 31, 2022; (iii) added $502,941, the change in the fair value of his 2020 Year-End PSUs between December 31, 2021 and December 31, 2022; (iv) deducted $3,803,514, the change in the fair value of his 2019 Year-End PSUs between December 31, 2021 and December 31, 2022; (v) deducted $7,495,547, the change between (A) the fair value of his 2018 Year-End PSUs as of December 31, 2021 and (B) the fair value of his 2018 Year-End PSUs as of May 2, 2022, the settlement date, determined by multiplying 50% of the aggregate number of PSUs earned, representing the cash-settled portion of the award, by $323.26, the ten-day average closing price per share of Common Stock on the NYSE on April 18, 2022 – April 29, 2022, and multiplying 50% of the aggregate number of PSUs earned, representing the stock-settled portion of the award, by $305.49, the closing price per share of Common Stock on the NYSE on April 29, 2022 and, with respect to the stock-settled portion of the award, including an approximately 9% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (vi) added $368,212, the change in the fair value of his SVC Award granted in 2021 between December 31, 2021 and December 31, 2022; and (vii) added $2,049,518, the value of the dividends paid in respect of his 2018 Year-End PSUs prior to the vesting of such PSUs.

(h)
With respect to our PEO, using as a starting point $39,545,072, our PEO’s total compensation for 2021, as reported in our Summary Compensation Table, we: (i) deducted $27,380,180, the aggregate grant date fair value of his 2020 Year-End PSUs and his SVC Award granted in 2021; (ii) added $15,887,300, the fair value of his 2020 Year-End PSUs as of December 31, 2021; (iii) added $14,721,597, the fair value of his SVC Award granted in 2021 as of December 31, 2021; (iv) added $21,947,651, the change in the fair
value
of his

2019 Year-End PSUs between December 31, 2020 and December 31, 2021; (v) added $24,203,324, the change in the
fair value
of his 2018
Year-End PSUs between December 31, 2020 and December 31, 2021; (vi) added $6,218,053, the change betwee
n
(A)
t
he fair value of his 2017 Year-End PSUs as of December 31, 2020 and (B) the fair value of his 2017 Year-End PSUs as of April 29, 2021, the settlement date, determined by multiplying 50% of the aggregate number of PSUs earned, representing the cash-settled portion of the award, by $339.96, the ten-day average closing price per share of Common Stock on the NYSE on April 15, 2021 – April 28, 2021, and multiplying 50% of the aggregate number of PSUs earned, representing the stock-settled portion of the award, by $348.11, the closing price per share of Common Stock on the NYSE on April 28, 2021 and, with respect to the stock-settled portion of the award, including an approximately 9% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (vii) added $1,085,626, the value of the dividends paid in respect of the 2017 Year-End PSUs prior to the vesting of such PSUs.

(j)
With respect to our PEO, using as a starting point $23,940,657, our PEO’s total compensation for 2020, as reported in our Summary Compensation Table, we: (i) deducted $17,036,275, the grant date fair value of his 2019 Year-End PSUs; (ii) added $17,140,685, the fair value of his 2019 Year-End PSUs as of December 31, 2020; (iii) deducted $105,110, the change in the fair value of his 2018 Year-End PSUs between December 31, 2019 and December 31, 2020; (iv) added $5,152,349, the change in the fair value of his 2017 Year-End PSUs between December 31, 2019 and December 31, 2020; and (v) deducted $192, the aggregate change in the actuarial present value of his accumulated benefit under the GS Pension Plan. There are no applicable service costs or prior service costs under the GS Pension Plan.

Non-PEO NEO Average Total Compensation Amount	$ 22,702,390	$ 21,385,543	$ 15,395,032
Non-PEO NEO Average Compensation Actually Paid Amount	$ 23,602,465	$ 43,553,528	$ 15,395,189
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(g)
With respect to the 2022 Other NEOs, using as a starting point $22,702,390, the average total compensation for 2022 for our 2022 Other NEOs, as collectively reported in our Summary Compensation Table, we: (i) deducted $13,892,706, the average of the aggregate grant date fair values of: (A) Messrs. Waldron, Coleman and Berlinski and Ms. Ruemmler’s 2021 Year-End PSUs; (B) Messrs. Coleman and Berlinski and Ms. Ruemmler’s SVC Awards granted in 2022; and (C) Mr. Coleman’s 2021 U.K. RSUs and 2021 Year-End U.K. PSUs; (ii) added $16,781,117, the average of the fair values of: (A) Messrs. Waldron, Coleman and Berlinski and Ms. Ruemmler’s 2021 Year-End PSUs as of December 31, 2022; (B) Mr. Coleman’s 2021 Year-End U.K. PSUs as of December 31, 2022; (C) Messrs. Coleman and Berlinski and Ms. Ruemmler’s SVC Awards as of December 31, 2022; and (D) Mr. Coleman’s 2021 U.K. RSUs as of January 28, 2022, the vesting date, determined by multiplying the aggregate number of RSUs by $347.01, the closing price per share of Common Stock on January 28, 2022; (iii) deducted $2,466,267, the average of the change in the fair value of (A) Mr. Waldron and Ms. Ruemmler’s 2020 Year-End PSUs between December 31, 2021 and December 31, 2022; (B) Mr. Waldron’s 2019 Year-End PSUs between December 31, 2021 and December 31, 2022; (C) Mr. Waldron’s 2018 Year-End PSUs between December 31, 2021 and May 2, 2022, the settlement date, calculating the fair value as of May 2, 2022 by multiplying 50% of the aggregate number of PSUs earned, representing the cash-settled portion of the award, by $323.26, the ten-day average closing price per share of Common Stock on the NYSE on April 18, 2022 – April 29, 2022, and multiplying 50% of the aggregate number of PSUs earned, representing the stock-settled portion of the award, by $305.49, the closing price per share of Common Stock on the NYSE on April 29, 2022 and, with respect to the stock-settled portion of the award, including an approximately 9% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (D) Mr. Waldron’s SVC Award granted in 2021 between December 31, 2021 and December 31, 2022; (E) one-third of Ms. Ruemmler’s 2020 Year-End RSUs between December 31, 2021 and December 31, 2022; (F) one-third of Ms. Ruemmler’s 2020 Year-End RSUs between December 31, 2021 and December 31, 2022, the vesting date; (G)

two-thirds of Ms. Ruemmler’s April 2020 RSUs between December 31, 2021 and December 31, 2022; and (H) one-third of Ms. Ruemmler’s April 2020 RSUs between December 31, 2021 and December 31, 2022, the vesting date; and (iv) added $477,931, the average value of the dividends paid to: (A) Mr. Waldron in respect of his 2018 Year-End PSUs prior to the vesting of such PSUs; and (B) Ms. Ruemmler in respect of one-third of her 2020 Year-End RSUs and one-third of her April 2020 RSUs, in each case, prior to the vesting of such RSUs.

(i)
With respect to the 2021 Other NEOs, using as a starting point $21,385,543, the average total compensation for 2021 for our 2021 Other NEOs, as collectively reported in our Summary Compensation Table, we: (i) deducted $9,938,515, the average of the aggregate grant date fair values of (A) Messrs. Waldron and Scherr and Ms. Ruemmler’s 2020 Year-End PSUs; (B) Mr. Berlinski and Ms. Ruemmler’s 2020 Year-End RSUs; and (C) Mr. Waldron’s SVC Award granted in 2021; (ii) added $12,878,041, the average of the fair values of: (A) Messrs. Waldron and Scherr and Ms. Ruemmler’s 2020 Year-End PSUs as of December 31, 2021; (B) Mr. Berlinski’s 2020 Year-End RSUs as of December 16, 2021, the vesting date, determined by multiplying the aggregate number of RSUs by $397.37, the closing price per share of Common Stock on December 16, 2021 and including an approximately 13% liquidity discount to reflect the transfer restrictions on the Common Stock underlying these RSUs; (C) two-thirds of Ms. Ruemmler’s 2020 Year-End RSUs as of December 31, 2021; (D) one-third of Ms. Ruemmler’s 2020 Year-End RSUs as of December 31, 2021, the vesting date; and (E) Mr. Waldron’s SVC Award as of December 31, 2021; (iii) added $19,158,876, the average of the change in the fair value of: (A) Messrs. Waldron and Scherr’s 2019 Year-End PSUs between December 31, 2020 and December 31, 2021; (B) Messrs. Waldron and Scherr’s 2018 Year-End PSUs between December 31, 2020 and December 31, 2021; (C) Mr. Berlinski’s 2019 Year-End Additional Base RSUs, 2019 Year-End Base RSUs, 2019 Year-End RSUs, 2018 Year-End Additional Base RSUs, 2018 Year-End Base RSUs, 2017 Year-End Additional Base RSUs, 2017 Year-End Base RSUs and 2016 Year-End RSUs between December 31, 2020 and December 16, 2021, in each case, the vesting date, calculating the fair value as of December 16, 2021 by multiplying the aggregate number of RSUs by $397.37, the closing price per share of Common Stock on December 16, 2021 and including liquidity discounts of approximately 8%, 12%, 12%, 7%, 10%, 6%, 7% and 5%, respectively, to reflect the transfer restrictions on the Common Stock underlying all of these RSUs and, with respect to each of the 2019 Year-End Additional Base RSUs, 2019 Year-End Base RSUs, 2018 Year-End Additional Base RSUs, 2018 Year-End Base RSUs, 2017 Year-End Additional Base RSUs and 2017 Year-End Base RSUs, the lack of dividend equivalent rights; and (D) Ms. Ruemmler’s April 2020 RSUs between December 31, 2020 and December 31, 2021; (iv) added $82,463, the average value of the dividends paid in respect of (A) Mr. Berlinski’s 2020 Year-End RSUs, 2019 Year-End RSUs and 2016 Year-End RSUs and (B) one-third of Ms. Ruemmler’s 2020 Year-End RSUs, in each case, prior to the vesting of such awards; and (v) deducted $12,880, the average aggregate change in the actuarial present value of our 2021 Other NEOs’ accumulated benefits under the GS U.K. Retirement Plan. There are no applicable service costs or prior service costs under the GS U.K. Retirement Plan.

(k)
With respect to the 2020 Other NEOs, using as a starting point $15,395,032, the average total compensation for 2020 for our 2020 Other NEOs, as collectively reported in our Summary Compensation Table, we: (i) deducted $8,537,653, the average of the aggregate grant date fair values of: (A) our 2020 Other NEOs’ 2019 Year-End PSUs and (B) Mr. Rogers and Ms. Seymour’s 2019 Year-End RSUs; (ii) added $8,578,097, the average fair value of: (A) our 2020 Other NEOs’ 2019 Year-End PSUs as of December 31, 2020 and (B) Mr. Rogers and Ms. Seymour’s 2019 Year-End RSUs as of January 16, 2020, the vesting date, determined by multiplying the aggregate number of RSUs by $
249.72
, the closing price per share of Common Stock on the NYSE on January 16, 2020 and including an approximately 12% liquidity discount to reflect the transfer restrictions on the Common Stock underlying these RSUs; (iii) deducted $37,370, the average change in the fair value of Messrs. Waldron and Scherr’s 2018 Year-End PSUs between December 31, 2019 and December 31, 2020; and (iv) deducted $2,917, the average aggregate change in the actuarial present value of our 2020 Other NEOs’ accumulated benefits under the GS Pension Plan. There are no applicable service costs or prior service costs under the GS Pension Plan.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
“Compensation Actually Paid” (CAP)
Versus
Performance
Measures
In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic description of
the relationships between information presented in the P
ay Versus P
erformance table, reflecting changes from 2020-2021 and from 2021-2022 unless otherwise noted.

Peer GroupTSR %(2020 - 2021
GSTSR %(2020 - 2021
ROE(YoY%
NetIncome(YoY%)
Non-PEOAvg. CAP(YoY%)
PEOCAP(YoY%)
Peer GroupTSR %(2020 - 2022)
GSTSR %(2020 - 2022
ROE(YoY%)
NetIncome(YoY%)
Non-PEOAvg. CAP(YoY%)
PEOCAP(YoY%)
FYE 2021
FYE 2022n

Compensation Actually Paid vs. Net Income [Text Block]
“Compensation Actually Paid” (CAP)
Versus
Performance
Measures
In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic description of
the relationships between information presented in the P
ay Versus P
erformance table, reflecting changes from 2020-2021 and from 2021-2022 unless otherwise noted.

Peer GroupTSR %(2020 - 2021
GSTSR %(2020 - 2021
ROE(YoY%
NetIncome(YoY%)
Non-PEOAvg. CAP(YoY%)
PEOCAP(YoY%)
Peer GroupTSR %(2020 - 2022)
GSTSR %(2020 - 2022
ROE(YoY%)
NetIncome(YoY%)
Non-PEOAvg. CAP(YoY%)
PEOCAP(YoY%)
FYE 2021
FYE 2022n

Compensation Actually Paid vs. Company Selected Measure [Text Block]
“Compensation Actually Paid” (CAP)
Versus
Performance
Measures
In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic description of
the relationships between information presented in the P
ay Versus P
erformance table, reflecting changes from 2020-2021 and from 2021-2022 unless otherwise noted.

Peer GroupTSR %(2020 - 2021
GSTSR %(2020 - 2021
ROE(YoY%
NetIncome(YoY%)
Non-PEOAvg. CAP(YoY%)
PEOCAP(YoY%)
Peer GroupTSR %(2020 - 2022)
GSTSR %(2020 - 2022
ROE(YoY%)
NetIncome(YoY%)
Non-PEOAvg. CAP(YoY%)
PEOCAP(YoY%)
FYE 2021
FYE 2022n

Total Shareholder Return Vs Peer Group [Text Block]
“Compensation Actually Paid” (CAP)
Versus
Performance
Measures
In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic description of
the relationships between information presented in the P
ay Versus P
erformance table, reflecting changes from 2020-2021 and from 2021-2022 unless otherwise noted.

Peer GroupTSR %(2020 - 2021
GSTSR %(2020 - 2021
ROE(YoY%
NetIncome(YoY%)
Non-PEOAvg. CAP(YoY%)
PEOCAP(YoY%)
Peer GroupTSR %(2020 - 2022)
GSTSR %(2020 - 2022
ROE(YoY%)
NetIncome(YoY%)
Non-PEOAvg. CAP(YoY%)
PEOCAP(YoY%)
FYE 2021
FYE 2022n

Tabular List [Table Text Block]
While the Committee looks at each of the measures in our Performance Assessment Framework in a holistic manner to evaluate executive compensation in consideration of firm performance (without ascribing any specific weight to any single factor or metric), the below measures from the Framework have been selected as they represent those firmwide performance measures for which the firm currently has set forth forward financial targets.

∎ ROE ∎ ROTE ∎ Efficiency Ratio

Total Shareholder Return Amount	$ 160	$ 173	$ 117
Peer Group Total Shareholder Return Amount	118	132	98
Net Income (Loss)	$ 11,261,000,000	$ 21,635,000,000	$ 9,459,000,000
Company Selected Measure Amount	0.102	0.23	0.111
PEO Name	Mr. Solomon
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ROE
Non-GAAP Measure Description [Text Block]	Through the use of PSUs, the amounts ultimately realized by our NEOs with respect to annual compensation are subject to ongoing performance metrics (absolute and relative ROE) and are further tied to the firm’s longer-term performance through stock price (settlement of PSUs and Shares at Risk delivered in respect thereof). Given the use of ROE in our annual PSUs, ROE has been selected as our “company-selected measure” to include in the table below.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROTE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
PEO [Member] | Grant Date Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (22,404,343)	$ (27,380,180)	$ (17,036,275)
PEO [Member] | Fair Value of PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,922,963	15,887,300	17,140,685
PEO [Member] | Change in Fair Value of 2020 Year-End PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	502,941
PEO [Member] | Change in Fair Value of 2019 Year-End PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,803,514)	21,947,651
PEO [Member] | Change in Fair Value of 2018 Year End PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,495,547)	24,203,324	(105,110)
PEO [Member] | Change in Fair Value of 2017 Year End PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,218,053	5,152,349
PEO [Member] | Value of Dividends Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,049,518	1,085,626
PEO [Member] | Change in Actuarial Present Value of Accumulated Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(192)
PEO [Member] | Fair Value of SVC Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,721,597
PEO [Member] | Change in Fair Value of SVC Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	368,212
Non-PEO NEO [Member] | Average of the Aggregate Grant Date Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,892,706)	(9,938,515)	(8,537,653)
Non-PEO NEO [Member] | Average Value of Dividends Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	477,931	82,463
Non-PEO NEO [Member] | Average Change in Actuarial Present Value of Accumulated Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(12,880)	(2,917)
Non-PEO NEO [Member] | Average of the Aggregate Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,781,117	12,878,041	8,578,097
Non-PEO NEO [Member] | Average of the Aggregate Change in Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,466,267)	$ 19,158,876	$ (37,370)